Statements of Changes in Stockholders' Deficit - Broad Capital Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Deficit [Member]
Balance at Dec. 31, 2021	$ 3	$ 24,997	$ (20,095)	$ 4,905
Balance, shares at Dec. 31, 2021	2,875,000
Remeasurement of common stock subject to redemption			(1,355,432)	(1,355,432)
Net income (loss)			(433,615)	(433,615)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,680
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Common Stock subject to possible redemption	$ (10)	(102,606,587)		(102,606,597)
Class A Ordinary Shares subject to possible redemption, shares	(10,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Accretion of Redeemable Shares		2,484,324	(2,484,324)
Balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Remeasurement of common stock subject to redemption			(28,210)	(28,210)
Net income (loss)			(652,296)	(652,296)
Extension funds attributable to common stock subject to redemption			(1,112,177)	(1,112,177)
Balance at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Balance, shares at Mar. 31, 2023	2,990,897
Balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Balance at Jun. 30, 2023	$ 3		(7,083,682)	(7,083,679)
Balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust			(2,903,628)	(2,903,628)
Remeasurement of common stock subject to redemption			(1,445,619)	(1,445,619)
Excise tax			(584,031)	(584,031)
Net income (loss)			(513,919)	(513,919)
Balance at Dec. 31, 2023	$ 3		(9,740,663)	(9,740,660)
Balance, shares at Dec. 31, 2023	2,990,897
Balance at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Balance, shares at Mar. 31, 2023	2,990,897
Remeasurement of common stock subject to redemption			(446,164)	(446,164)
Net income (loss)			340,082	340,082
Extension funds attributable to common stock subject to redemption			(891,451)	(891,451)
Balance at Jun. 30, 2023	3		(7,083,682)	(7,083,679)
Balance at Dec. 31, 2023	$ 3		(9,740,663)	(9,740,660)
Balance, shares at Dec. 31, 2023	2,990,897
Remeasurement of common stock subject to redemption			319,072	319,072
Excise tax			(311,873)	(311,873)
Net income (loss)			(533,432)	(533,432)
Extension funds attributable to common stock subject to redemption			(180,000)	(180,000)
Balance at Mar. 31, 2024	$ 3		(10,446,896)	(10,446,893)
Balance, shares at Mar. 31, 2024	2,990,897
Balance at Dec. 31, 2023	$ 3		(9,740,663)	(9,740,660)
Balance, shares at Dec. 31, 2023	2,990,897
Balance at Jun. 30, 2024	$ 3		(11,145,345)	(11,145,342)
Balance, shares at Jun. 30, 2024	2,990,897
Balance at Mar. 31, 2024	$ 3		(10,446,896)	(10,446,893)
Balance, shares at Mar. 31, 2024	2,990,897
Remeasurement of common stock subject to redemption			(134,745)	(134,745)
Net income (loss)			(383,704)	(383,704)
Extension funds attributable to common stock subject to redemption			(180,000)	(180,000)
Balance at Jun. 30, 2024	$ 3		$ (11,145,345)	$ (11,145,342)
Balance, shares at Jun. 30, 2024	2,990,897